Matthews China Small Companies Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.8%

	Shares	Value

INFORMATION TECHNOLOGY: 19.7%
Semiconductors & Semiconductor Equipment: 10.8%
Alchip Technologies, Ltd.	447,000	$14,254,482
Daqo New Energy Corp. ADR[b]	128,600	9,709,300
Pan Jit International, Inc.	3,892,000	7,351,109
WIN Semiconductors Corp.	493,000	6,807,972
Silergy Corp.	68,000	5,608,746
Flat Glass Group Co., Ltd. H Shares	1,599,000	4,882,004
StarPower Semiconductor, Ltd. A Shares	70,692	1,843,208

		50,456,821

Software: 6.2%
Kingsoft Corp., Ltd.	1,751,000	11,709,935
Weimob, Inc.[b,c,d]	3,460,000	7,821,180
China Youzan, Ltd.[b]	21,792,000	7,181,501
Kingdee International Software Group Co., Ltd.	652,000	2,044,665

		28,757,281

IT Services: 1.6%
21Vianet Group, Inc. ADR[b]	235,100	7,593,730

Communications Equipment: 1.1%

Accton Technology Corp.	525,000	5,104,130

Electronic Equipment, Instruments & Components: 0.0%
China High Precision Automation Group, Ltd.[b,e]	195,000	251

Total Information Technology		91,912,213

INDUSTRIALS: 15.5%
Machinery: 4.5%
Airtac International Group	245,000	8,739,171
Estun Automation Co., Ltd. A Shares[b]	2,173,700	8,623,263
Hefei Meiya Optoelectronic Technology, Inc. A Shares	297,400	1,919,998
Leader Harmonious Drive Systems Co., Ltd. A Shares[b]	125,131	1,876,029

		21,158,461

Electrical Equipment: 3.6%
Ginlong Technologies Co., Ltd. A Shares	300,610	6,977,950
Zhejiang HangKe Technology, Inc., Co. A Shares	656,347	6,204,112
Hongfa Technology Co., Ltd. A Shares	481,855	3,637,785

		16,819,847

Marine: 3.6%
SITC International Holdings Co., Ltd.	4,866,500	16,562,188

Transportation Infrastructure: 3.4%
Yuexiu Transport Infrastructure, Ltd.	13,236,000	8,365,734
Hainan Meilan International Airport Co., Ltd. H Shares[b]	1,735,000	7,589,507

		15,955,241

Professional Services: 0.4%
Centre Testing International Group Co., Ltd. A Shares	429,859	1,873,268

Total Industrials		72,369,005

	Shares	Value

CONSUMER DISCRETIONARY: 13.3%
Specialty Retail: 6.3%
China Yongda Automobiles Services Holdings, Ltd.	8,756,000	$16,030,513
China Meidong Auto Holdings, Ltd.	2,846,000	13,217,240

		29,247,753

Diversified Consumer Services: 2.2%
China Yuhua Education Corp., Ltd.[c,d]	13,422,000	10,552,652

Household Durables: 1.4%
Q Technology Group Co., Ltd.[d]	3,136,000	6,433,962

Automobiles: 1.2%
Niu Technologies ADR[b]	155,600	5,702,740

Hotels, Restaurants & Leisure: 1.1%
Jiumaojiu International Holdings, Ltd.[b,c,d]	1,293,000	5,183,552

Internet & Direct Marketing Retail: 1.1%
Maoyan Entertainment[b,c,d]	3,068,600	5,132,935

Total Consumer Discretionary		62,253,594

MATERIALS: 11.9%
Chemicals: 8.8%
ENN Natural Gas Co., Ltd. A Shares	5,432,742	14,567,379
Sinoma Science & Technology Co., Ltd. A Shares	2,644,800	9,441,984
Asia Cuanon Technology Shanghai Co., Ltd. A Shares	519,500	4,814,277
Jiangsu Cnano Technology Co., Ltd. A Shares	579,733	4,556,307
Dongyue Group, Ltd.	5,621,000	4,349,388
China BlueChemical, Ltd. H Shares	14,482,000	3,511,262

		41,240,597

Construction Materials: 1.9%
Asia Cement China Holdings Corp.	8,639,000	8,857,823

Metals & Mining: 1.2%
MMG, Ltd.[b]	9,532,000	5,357,988

Total Materials		55,456,408

REAL ESTATE: 10.6%
Real Estate Management & Development: 10.6%
KWG Group Holdings, Ltd.	10,752,000	18,485,627
KWG Living Group Holdings, Ltd.[b,d]	16,245,000	16,685,070
Times China Holdings, Ltd.	10,537,000	14,534,068

Total Real Estate		49,704,765

FINANCIALS: 10.4%
Capital Markets: 4.6%
Haitong International Securities Group, Ltd.	28,056,000	8,971,139
China Renaissance Holdings, Ltd.[c,d]	1,912,700	7,679,000
China Merchants Securities Co., Ltd. H
Shares[c,d]	3,382,600	4,676,219

		21,326,358

Consumer Finance: 3.7%
360 DigiTech, Inc. ADR[b]	663,200	17,249,832

1	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Diversified Financial Services: 2.1%
Chailease Holding Co., Ltd.	1,428,000	$9,883,437

Total Financials		48,459,627

HEALTH CARE: 10.2%

Biotechnology: 4.3%
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	549,350	10,053,469
Innovent Biologics, Inc.[b,c,d]	505,500	5,169,857
InnoCare Pharma, Ltd.[b,c,d]	2,044,000	4,804,671

		20,027,997

Pharmaceuticals: 1.9%
Sihuan Pharmaceutical Holdings Group, Ltd.	22,264,000	5,887,420
Asymchem Laboratories (Tianjin) Co., Ltd. A Shares	73,337	3,242,951

		9,130,371

Life Sciences Tools & Services: 1.9%
Pharmaron Beijing Co., Ltd. H Shares[c,d]	473,100	8,993,552

Health Care Providers & Services: 1.1%
Dian Diagnostics Group Co., Ltd. A Shares	930,152	4,967,998

Health Care Equipment & Supplies: 1.0%

Peijia Medical, Ltd.[b,c,d]	1,487,000	4,756,121

Total Health Care		47,876,039

COMMUNICATION SERVICES: 3.8%

Entertainment: 2.2%
Bilibili, Inc. ADR[b]	72,600	7,772,556
XD, Inc.[b,d]	369,400	2,252,286

		10,024,842

Media: 1.6%
iClick Interactive Asia Group, Ltd. ADR[b]	510,200	6,005,054
Mobvista, Inc.[b,c,d]	2,125,000	1,605,658

		7,610,712

Total Communication Services		17,635,554

	Shares	Value

CONSUMER STAPLES: 3.4%

Food Products: 3.4%
COFCO Joycome Foods, Ltd.[d]	10,649,000	$5,509,717
China Modern Dairy Holdings, Ltd.[b]	21,903,000	5,263,696
Yantai China Pet Foods Co., Ltd. A Shares	772,499	5,262,050

Total Consumer Staples		16,035,463

TOTAL INVESTMENTS: 98.8%		461,702,668
(Cost $424,598,548)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.2%		5,641,225

NET ASSETS: 100.0%		$467,343,893

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $66,375,397, which is 14.20% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $251 and 0.00% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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